UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                                 USAA GROWTH Fund


                      1ST QUARTER Portfolio of Investments


                                OCTOBER 31, 2007



                                                                      (Form N-Q)

48450-1207                                   (C)2007, USAA. All rights reserved.
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USAA GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)

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                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               COMMON STOCKS (99.3%)

               CONSUMER DISCRETIONARY (11.9%)
               ------------------------------
               APPAREL RETAIL (0.6%)
      110,679  Guess?, Inc.                                                                $        5,688
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.8%)
       67,764  Toyota Motor Corp. ADR                                                               7,755
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.7%)
      363,639  Comcast Corp. "A"*                                                                   7,655
                                                                                          ---------------
               CASINOS & GAMING (3.4%)
      107,698  Las Vegas Sands Corp.*                                                              14,332
      101,527  MGM Mirage*                                                                          9,301
       19,551  Station Casinos, Inc.(a)                                                             1,756
       56,204  Wynn Resorts Ltd.                                                                    9,073
                                                                                          ---------------
                                                                                                   34,462
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.7%)
      266,213  Lowe's Companies, Inc.                                                               7,158
                                                                                          ---------------
               INTERNET RETAIL (1.6%)
      187,416  Amazon.com, Inc.*                                                                   16,708
                                                                                          ---------------
               RESTAURANTS (4.1%)
      544,575  McDonald's Corp.                                                                    32,511
      230,316  Yum! Brands, Inc.                                                                    9,275
                                                                                          ---------------
                                                                                                   41,786
                                                                                          ---------------
               Total Consumer Discretionary                                                       121,212
                                                                                          ---------------

               CONSUMER STAPLES (5.0%)
               -----------------------
               BREWERS (0.7%)
      207,251  Heineken NV ADR                                                                      7,243
                                                                                          ---------------
               DRUG RETAIL (1.5%)
      355,491  CVS Caremark Corp.                                                                  14,849
                                                                                          ---------------
               FOOD RETAIL (0.2%)
      166,792  Tesco plc(b)                                                                         1,697
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.9%)
      140,804  Costco Wholesale Corp.                                                               9,470
                                                                                          ---------------
               SOFT DRINKS (1.7%)
      277,916  Coca-Cola Co.                                                                       17,164
                                                                                          ---------------
               Total Consumer Staples                                                              50,423
                                                                                          ---------------

               ENERGY (6.5%)
               -------------
               INTEGRATED OIL & GAS (0.3%)
       34,235  Petroleo Brasileiro SA ADR                                                           3,274
                                                                                          ---------------

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USAA GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               OIL & GAS DRILLING (0.6%)
       48,061  Transocean, Inc.*                                                           $        5,737
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (4.5%)
        2,500  Cameron International Corp.*                                                           243
      175,294  National-Oilwell Varco, Inc.*                                                       12,839
      339,747  Schlumberger Ltd.                                                                   32,809
                                                                                          ---------------
                                                                                                   45,891
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.1%)
       20,429  Devon Energy Corp.                                                                   1,908
      141,151  XTO Energy, Inc.                                                                     9,370
                                                                                          ---------------
                                                                                                   11,278
                                                                                          ---------------
               Total Energy                                                                        66,180
                                                                                          ---------------

               FINANCIALS (12.9%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.7%)
       39,375  BlackRock, Inc. "A"                                                                  8,149
        4,632  Franklin Resources, Inc.                                                               601
      130,613  T. Rowe Price Group, Inc.                                                            8,390
                                                                                          ---------------
                                                                                                   17,140
                                                                                          ---------------
               DIVERSIFIED BANKS (2.2%)
      339,000  China Merchants Bank Co. Ltd. "H"(b)                                                 1,771
   14,792,000  Industrial and Commercial Bank of China Ltd. "H"(b)                                 14,095
      184,896  Wells Fargo & Co.                                                                    6,288
                                                                                          ---------------
                                                                                                   22,154
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (4.9%)
      156,608  Goldman Sachs Group, Inc.                                                           38,826
      120,965  Lehman Brothers Holdings, Inc.                                                       7,662
       56,889  Morgan Stanley                                                                       3,826
                                                                                          ---------------
                                                                                                   50,314
                                                                                          ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
        6,442  Jones Lang LaSalle, Inc.                                                               614
                                                                                          ---------------
               SPECIALIZED FINANCE (3.4%)
       22,806  CME Group, Inc.                                                                     15,195
       70,645  InterContinental Exchange, Inc.*                                                    12,589
       55,938  Nymex Holdings, Inc.(a)                                                              7,189
                                                                                          ---------------
                                                                                                   34,973
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.6%)
       98,557  Fannie Mae (c)                                                                       5,622
                                                                                          ---------------
               Total Financials                                                                   130,817
                                                                                          ---------------

               HEALTH CARE (9.8%)
               ------------------
               BIOTECHNOLOGY (3.3%)
       91,379  Amylin Pharmaceuticals, Inc.*                                                        4,114
      139,204  Celgene Corp.*                                                                       9,187
      149,692  Genentech, Inc.*                                                                    11,097

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USAA GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
      206,112  Gilead Sciences, Inc.*                                                      $        9,520
                                                                                          ---------------
                                                                                                   33,918
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.6%)
       86,107  Stryker Corp.                                                                        6,114
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.3%)
      223,708  Thermo Fisher Scientific, Inc.*                                                     13,156
                                                                                          ---------------
               MANAGED HEALTH CARE (1.5%)
      311,273  UnitedHealth Group, Inc.                                                            15,299
                                                                                          ---------------
               PHARMACEUTICALS (3.1%)
      335,167  Merck & Co., Inc.                                                                   19,527
      387,774  Schering-Plough Corp.                                                               11,835
                                                                                          ---------------
                                                                                                   31,362
                                                                                          ---------------
               Total Health Care                                                                   99,849
                                                                                          ---------------

               INDUSTRIALS (12.4%)
               -------------------
               AEROSPACE & DEFENSE (5.8%)
       43,865  Boeing Co.                                                                           4,325
      131,631  General Dynamics Corp.                                                              11,973
      131,704  Goodrich Corp.                                                                       9,175
      118,639  Lockheed Martin Corp.                                                               13,055
      135,728  Precision Castparts Corp.                                                           20,333
                                                                                          ---------------
                                                                                                   58,861
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.4%)
       42,657  FedEx Corp.                                                                          4,408
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (1.8%)
       66,036  Foster Wheeler Ltd.*                                                                 9,790
       93,031  Jacobs Engineering Group, Inc.*                                                      8,107
                                                                                          ---------------
                                                                                                   17,897
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
       59,074  Deere & Co.                                                                          9,151
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.3%)
       48,050  First Solar, Inc.*                                                                   7,631
       47,053  SunPower Corp.*(a)                                                                   5,950
                                                                                          ---------------
                                                                                                   13,581
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.3%)
      197,168  Textron, Inc.                                                                       13,646
                                                                                          ---------------
               RAILROADS (0.9%)
       70,840  Union Pacific Corp.                                                                  9,070
                                                                                          ---------------
               Total Industrials                                                                  126,614
                                                                                          ---------------

               INFORMATION TECHNOLOGY (31.1%)
               ------------------------------
               APPLICATION SOFTWARE (1.2%)
      257,626  Adobe Systems, Inc.*                                                                12,340
                                                                                          ---------------

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USAA GROWTH FUND
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                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT (4.7%)
    1,019,919  Cisco Systems, Inc.*                                                       $        33,719
      384,318  Juniper Networks, Inc.*                                                             13,835
                                                                                          ---------------
                                                                                                   47,554
                                                                                          ---------------
               COMPUTER HARDWARE (7.3%)
      229,074  Apple, Inc.*                                                                        43,513
      426,309  Dell, Inc.*                                                                         13,045
      336,690  Hewlett-Packard Co.                                                                 17,400
                                                                                          ---------------
                                                                                                   73,958
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (1.7%)
      679,673  EMC Corp.*                                                                          17,257
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (2.2%)
      117,586  MasterCard, Inc. "A"(a)                                                             22,289
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (5.2%)
      344,975  eBay, Inc.*                                                                         12,453
       56,987  Google, Inc. "A"*                                                                   40,290
                                                                                          ---------------
                                                                                                   52,743
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.9%)
      128,162  MEMC Electronic Materials, Inc.*                                                     9,384
                                                                                          ---------------
               SEMICONDUCTORS (3.4%)
      941,849  Intel Corp.                                                                         25,336
      252,715  NVIDIA Corp.*                                                                        8,941
                                                                                          ---------------
                                                                                                   34,277
                                                                                          ---------------
               SYSTEMS SOFTWARE (4.5%)
      800,211  Microsoft Corp.                                                                     29,421
      554,228  Oracle Corp.*                                                                       12,287
       35,389  VMware, Inc. "A"*(a)                                                                 4,418
                                                                                          ---------------
                                                                                                   46,126
                                                                                          ---------------
               Total Information Technology                                                       315,928
                                                                                          ---------------

               MATERIALS (6.4%)
               ----------------
               DIVERSIFIED METALS & MINING (1.4%)
      120,653  Freeport-McMoRan Copper & Gold, Inc. "B"                                            14,198
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (4.1%)
      314,540  Monsanto Co.                                                                        30,709
      163,957  Mosaic Co.*                                                                         11,444
                                                                                          ---------------
                                                                                                   42,153
                                                                                          ---------------
               INDUSTRIAL GASES (0.9%)
       20,519  Air Products & Chemicals, Inc.                                                       2,008
       79,209  Praxair, Inc.                                                                        6,771
                                                                                          ---------------
                                                                                                    8,779
                                                                                          ---------------
               Total Materials                                                                     65,130
                                                                                          ---------------
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USAA GROWTH FUND
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                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES (3.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
      251,703  AT&T, Inc.                                                                 $        10,519
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (2.3%)
      138,936  America Movil S.A.B. de C.V. ADR "L"                                                 9,085
      681,500  China Mobile Ltd.(b)                                                                14,334
                                                                                          ---------------
                                                                                                   23,419
                                                                                          ---------------
               Total Telecommunication Services                                                    33,938
                                                                                          ---------------
               Total Common Stocks (cost: $769,197)                                             1,010,091
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (1.1%)

               MONEY MARKET FUNDS (0.8%)
    7,700,280  SSgA Prime Money Market Fund, 4.95% (d)                                              7,700
                                                                                          ---------------

    PRINCIPAL
       AMOUNT
        (000)
 --------------------------------------------------------------------------------------------------------

               U.S. TREASURY BILLS (0.3%)
  $     2,922  3.25%, 11/01/2007(a)                                                                 2,922
                                                                                          ---------------
               Total Money Market
               Instruments
               (cost: $10,622)                                                                     10,622
                                                                                          ---------------

       NUMBER
    OF SHARES
 --------------------------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (2.4%)

               MONEY MARKET FUNDS (0.0%)
       54,333  AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.00%(d)                         54
                                                                                          ---------------

    PRINCIPAL
       AMOUNT
        (000)
 --------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (2.4%)
  $    12,000  Credit Suisse First Boston LLC, 4.82%, acquired on 10/31/2007 and due
                    11/01/2007 at $12,000 (collateralized by $11,960 of Fannie Mae
                    Notes (c), 6.25%, due 8/15/2017; market value $12,243)                         12,000

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USAA GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                                                                       VALUE
        (000)  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
  $     7,000  Deutsche Bank Securities, Inc., 4.82%, acquired on 10/31/2007 and due
                     11/01/2007 at $7,000 (collateralized by $6,901 of Freddie Mac
                    Notes (c), 4.88%, due 11/15/2013; market value $7,140)                        $ 7,000
        5,000  Morgan Stanley & Co., Inc., 4.80%, acquired on 10/31/2007 and due
                     11/01/2007 at $5,000 (collateralized by $5,095 of Freddie Mac
                     Notes (c), 6.00%, due 9/19/2016; market value $5,178)                          5,000
                                                                                          ---------------
               Total Repurchase Agreements                                                         24,000
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities
               Loaned (cost: $24,054)                                                              24,054
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $803,873)                                       $       1,044,767
                                                                                          ===============

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USAA GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities

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USAA GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5.  Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the

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USAA GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2007, was approximately $24,778,000.

D. As of October 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2007, were $243,149,000 and $2,255,000, respectively, resulting in net unrealized appreciation of $240,894,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,016,798,000 at October 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.9% of net assets at October 31, 2007.

PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of October 31, 2007.
(b) Security was fair valued at October 31, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

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USAA GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


(c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(d) Rate represents the money market fund annualized seven-day yield at October 31, 2007.
  *  Non-income-producing security for the 12 months preceding October 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    DECEMBER 18, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 19, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    DECEMBER 18, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.